Series C Convertible Preferred Stock - Narrative (FY) (Details) - $ / shares	Dec. 31, 2021	Feb. 09, 2021
Class of Stock [Line Items]
Share price (in dollars per share)		$ 16
Series C preferred stock
Class of Stock [Line Items]
Shares of common stock into which all convertible preferred stock outstanding were automatically converted into (in shares)		2,234,640
Convertible preferred stock, conversion price (in dollars per share)		$ 11.57
Shares of convertible preferred stock (in shares)	0
IPO
Class of Stock [Line Items]
Share price (in dollars per share)		$ 16